RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of minimum lease payments for the lease liabilities (Details) - CAD ($)	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	$ 0	$ 82,380
Less: Interest expense on lease liabilities	0	(6,583)
Total present value of minimum lease payments	0	75,797	$ 86,346
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	0	72,664
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	$ 0	$ 9,716